Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TOTAL RETURN FUND, INC.
Entity Central Index Key	0001681576
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000174964
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Investor Class
Trading Symbol	(PTTFX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate and credit derivatives, had a negative effect on absolute returns.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/2016
Total Return Fund (Investor Class)	1.61%	- 0.05%	1.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	0.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 646,134,000
Holdings Count | Holding	1,291
Advisory Fees Paid, Amount	$ 1,638,000
InvestmentCompanyPortfolioTurnover	255.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$646,134
Number of Portfolio Holdings	1,291

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.7%
AA Rated	6.2
A Rated	6.4
BBB Rated	13.2
BB Rated and Below	15.8
Not Rated	6.0
U.S. Government Agency Securities	26.5
U.S. Treasury Securities	18.3
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	13.5%
U.S. Treasury Notes	10.5
U.S. Treasury Bonds	7.8
Government National Mortgage Assn.	6.5
Federal Home Loan Mortgage	6.3
Invesco Senior Loan ETF	1.6
SPDR Blackstone / GSO Senior Loan ETF	1.2
Brazil Notas do Tesouro Nacional	1.0
Rogers Communications	0.7
CarMax Auto Owner Trust	0.6

Material Fund Change [Text Block]
C000174966
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	I Class
Trading Symbol	(PTKIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate and credit derivatives, had a negative effect on absolute returns.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/2016
Total Return Fund (I Class)	1.75%	0.08%	1.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	0.93

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 646,134,000
Holdings Count | Holding	1,291
Advisory Fees Paid, Amount	$ 1,638,000
InvestmentCompanyPortfolioTurnover	255.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$646,134
Number of Portfolio Holdings	1,291

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.7%
AA Rated	6.2
A Rated	6.4
BBB Rated	13.2
BB Rated and Below	15.8
Not Rated	6.0
U.S. Government Agency Securities	26.5
U.S. Treasury Securities	18.3
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	13.5%
U.S. Treasury Notes	10.5
U.S. Treasury Bonds	7.8
Government National Mortgage Assn.	6.5
Federal Home Loan Mortgage	6.3
Invesco Senior Loan ETF	1.6
SPDR Blackstone / GSO Senior Loan ETF	1.2
Brazil Notas do Tesouro Nacional	1.0
Rogers Communications	0.7
CarMax Auto Owner Trust	0.6

Material Fund Change [Text Block]
C000174965
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Advisor Class
Trading Symbol	(PTATX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate and credit derivatives, had a negative effect on absolute returns.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/2016
Total Return Fund (Advisor Class)	1.32%	- 0.34%	1.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	0.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 646,134,000
Holdings Count | Holding	1,291
Advisory Fees Paid, Amount	$ 1,638,000
InvestmentCompanyPortfolioTurnover	255.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$646,134
Number of Portfolio Holdings	1,291

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.7%
AA Rated	6.2
A Rated	6.4
BBB Rated	13.2
BB Rated and Below	15.8
Not Rated	6.0
U.S. Government Agency Securities	26.5
U.S. Treasury Securities	18.3
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	13.5%
U.S. Treasury Notes	10.5
U.S. Treasury Bonds	7.8
Government National Mortgage Assn.	6.5
Federal Home Loan Mortgage	6.3
Invesco Senior Loan ETF	1.6
SPDR Blackstone / GSO Senior Loan ETF	1.2
Brazil Notas do Tesouro Nacional	1.0
Rogers Communications	0.7
CarMax Auto Owner Trust	0.6

Material Fund Change [Text Block]